Intangible assets, net (Schedule of Estimated Amortization Expenses) (Details) ¥ in Thousands	Dec. 31, 2016 CNY (¥)
Amortization expense of intangible assets
2017	¥ 25,606
2018	10,453
2019	6,032
2020	4,708
2021	¥ 1,925